Goodwill, Software and Other Intangible Assets - Schedule of Carrying Amount of Indefinite-lived Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	$ 2,029
Balance at end of year	2,592	$ 2,029
Contract-based [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	116	116
Balance at end of year	116	116
Brand name [member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	24	26
Adjustments	3	(2)
Balance at end of year	27	24
Indefinite Life Intangible Assets [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	140	142
Adjustments	3	(2)
Balance at end of year	$ 143	$ 140